Consolidated Statements of Equity and Other Comprehensive Loss (Interim Period Unaudited) (USD $)	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Shares Held by Trusts Related to Assets Held For Sale [Member]	Noncontrolling Interest [Member]	Total
Stockholders' Equity at Dec. 31, 2009	$ (6,152,000)	$ 1,000	$ 278,550,000	$ (196,637,000)	$ (552,000)			$ 75,210,000
Stockholders' Equity (in Shares) at Dec. 31, 2009	1,381,137	13,616,226
Net Loss				(21,566,000)			60,000	(21,506,000)
Recognition of Unrealized Loss on Marketable Securities – Related Party					628,000			628,000
Unrealized Gain (Loss) on Marketable Securities - Related Party					(113,000)			(113,000)
Comprehensive Loss								(20,991,000)
Noncontrolling Interest – Related Party							5,319,000	5,319,000
Purchase of Treasury Stock	(755,000)					(648,000)		(1,403,000)
Purchase of Treasury Stock (in Shares)	476,713	(476,713)
Stockholders' Equity at Dec. 31, 2010	(6,907,000)	1,000	278,550,000	(218,203,000)	(37,000)	(648,000)	5,379,000	58,135,000
Stockholders' Equity (in Shares) at Dec. 31, 2010	1,857,850	13,139,513
Net Loss				(867,000)			718,000	(149,000)
Unrealized Gain (Loss) on Marketable Securities - Related Party					46,000			46,000
Comprehensive Loss								(103,000)
Distributions – Related Party							(440,000)	(440,000)
Disposition of Assets Held for Sale						648,000	(5,657,000)	(5,009,000)
Retire Treasury Stock	7,545,000		(7,545,000)
Retire Treasury Stock (in Shares)	(2,087,202)							(2,087,202)
Purchase of Treasury Stock	(828,000)							(828,000)
Purchase of Treasury Stock (in Shares)	418,730	(418,730)
Stockholders' Equity at Dec. 31, 2011	(190,000)	1,000	271,005,000	(219,070,000)	9,000			51,755,000
Stockholders' Equity (in Shares) at Dec. 31, 2011	189,378	12,720,783
Net Loss				(2,012,000)			9,000	(2,003,000)
Unrealized Gain (Loss) on Marketable Securities - Related Party					140,000			140,000
Comprehensive Loss								(1,863,000)
Retire Treasury Stock	855,000		(855,000)
Retire Treasury Stock (in Shares)	(664,783)	684,786						(664,783)
Noncontrolling Interest – Related Party							1,054,000	1,054,000
Purchase of Treasury Stock	(665,000)							(665,000)
Purchase of Treasury Stock (in Shares)	475,405							(475,405)
Stockholders' Equity at Sep. 30, 2012		$ 1,000	$ 270,150,000	$ (221,082,000)	$ 149,000		$ 1,063,000	$ 50,281,000
Stockholders' Equity (in Shares) at Sep. 30, 2012		13,405,569